Schedule of Investments (unaudited) September 30, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina(a) — 0.4%
Globant SA	678	$190,525
MercadoLibre, Inc.(b)	1,003	1,684,438

		1,874,963

Australia — 0.6%
Aristocrat Leisure Ltd.	6,938	230,734
ASX Ltd.	2,733	157,792
Bendigo & Adelaide Bank Ltd.	5,066	34,038
Brambles Ltd.	17,764	136,595
CSL Ltd.	2,178	455,052
Goodman Group	16,257	250,148
Harvey Norman Holdings Ltd.	3,967	14,226
Iluka Resources Ltd.	22,733	146,236
IOOF Holdings Ltd.	27,675	84,480
JB Hi-Fi Ltd.	575	18,696
Medibank Pvt Ltd.	147,589	376,827
Perpetual Ltd.	785	21,221
REA Group Ltd.	5,645	635,800
Scentre Group	107,048	227,837
Sonic Healthcare Ltd.	659	19,044
Stockland	49,519	157,033
Westpac Banking Corp.	1,119	20,694
Worley Ltd.	2,665	18,748

		3,005,201

Austria — 0.0%
ANDRITZ AG	352	19,292

Bangladesh — 0.0%
Athene Holding Ltd., Class A(a)	847	58,333

Belgium — 0.1%
Anheuser-Busch InBev SA/NV	4,760	269,975

Brazil — 0.3%
Ambev SA	75,181	211,223
B3 SA - Brasil Bolsa Balcao	84,646	198,024
Banco do Brasil SA	5,894	31,279
Cielo SA	21,108	8,876
Cogna Educacao(a)	29,148	14,505
CPFL Energia SA	4,636	22,926
EcoRodovias Infraestrutura e Logistica SA(a)	11,898	19,620
Embraer SA(a)	13,617	57,836
Energisa SA	6,384	51,475
Equatorial Energia SA	19,677	91,597
Klabin SA(a)	3,440	15,293
Marfrig Global Foods SA	21,003	98,965
Minerva SA	9,765	18,738
Petroleo Brasileiro SA	10,730	55,465
Porto Seguro SA	4,589	41,679
StoneCo Ltd., Class A(a)	1,651	57,323
Telefonica Brasil SA	2,130	16,768
Ultrapar Participacoes SA	42,365	114,669
XP, Inc., Class A(a)(b)	6,259	251,424

		1,377,685

Canada — 4.1%
Atco Ltd., Class I	2,156	69,160
Bank of Montreal	467	46,623
Bank of Nova Scotia	1,560	96,019
BRP, Inc.	770	71,273
Canada Goose Holdings, Inc.(a)(b)	12,066	430,394

Security	Shares	Value

Canada (continued)
Canadian Natural Resources Ltd.	10,103	$369,391
Canadian Utilities Ltd., Class A	3,012	81,162
Canadian Western Bank	4,128	119,512
CGI, Inc.(a)	2,514	213,549
CI Financial Corp.	5,214	105,836
Crescent Point Energy Corp.	14,705	67,801
Element Fleet Management Corp.	3,770	38,039
Enbridge, Inc.	31,812	1,267,356
Fairfax Financial Holdings Ltd.	1,589	641,459
First Capital Real Estate Investment Trust	1,358	18,763
FirstService Corp.	3,617	653,950
Great-West Lifeco, Inc.	10,337	314,533
IGM Financial, Inc.	991	35,404
Intact Financial Corp.	1,405	185,780
Manulife Financial Corp.	23,127	445,157
Onex Corp.	7,664	541,793
Open Text Corp.	11,104	541,962
Parex Resources, Inc.	2,895	52,661
Parkland Corp./Canada	1,511	42,457
Pembina Pipeline Corp.	850	26,944
Royal Bank of Canada	40,081	3,988,164
Shopify, Inc., Class A(a)	1,959	2,659,050
Stantec, Inc.	765	35,937
TC Energy Corp.	2,972	143,039
Thomson Reuters Corp.	5,306	586,693
Toronto-Dominion Bank	68,087	4,507,418
Tourmaline Oil Corp.	703	24,560
Wheaton Precious Metals Corp.	22,932	863,254

		19,285,093

China — 3.3%
3SBio, Inc.(a)(c)	16,000	15,674
Alibaba Group Holding Ltd.(a)	22,800	422,118
Aluminum Corp. of China Ltd., Class H(a)	26,000	19,672
Angang Steel Co. Ltd., Class H	30,000	18,498
Anta Sports Products Ltd.	1,000	18,883
BAIC Motor Corp. Ltd., Class H(c)	81,000	27,981
Baidu, Inc., ADR(a)	10,770	1,655,887
Baidu, Inc., Class A(a)	4,450	85,567
BBMG Corp., Class H	100,000	17,003
BOC Hong Kong Holdings Ltd.	214,000	644,871
Brii Biosciences Ltd.(a)	3,500	17,557
BYD Co. Ltd., Class A	19,471	751,262
BYD Co. Ltd., Class H	10,000	310,824
China Longyuan Power Group Corp. Ltd., Class H	11,000	27,187
China Suntien Green Energy Corp. Ltd.	56,000	56,110
China Vanke Co. Ltd., Class A	76,400	251,735
Contemporary Amperex Technology Co. Ltd., Class A	7,800	633,338
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	31,800	85,221
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	55,500	85,125
Country Garden Services Holdings Co. Ltd.	5,000	39,510
CSPC Pharmaceutical Group Ltd.	128,080	152,845
Dali Foods Group Co. Ltd.(c)	89,000	53,734
Daqo New Energy Corp., ADR(a)	327	18,639
Datang International Power Generation Co. Ltd., Class H	242,000	46,638
Dongyue Group Ltd.	17,000	41,931
East Money Information Co. Ltd., Class A	40,460	214,397
Ganfeng Lithium Co. Ltd., Class A	5,500	138,225
Ganfeng Lithium Co. Ltd., Class H(c)	4,800	84,103

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Great Wall Motor Co. Ltd., Class H	3,500	$12,878
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	22,000	55,678
Guangzhou Tinci Materials Technology Co. Ltd., Class A	2,100	49,257
Hithink RoyalFlush Information Network Co. Ltd., Class A	24,000	443,790
Huadian Power International Corp. Ltd., Class H	120,000	49,851
Imeik Technology Development Co. Ltd.	500	46,403
Industrial Bank Co. Ltd., Class A	81,272	229,175
JD.com, Inc., ADR(a)	4,568	329,992
KE Holdings, Inc., ADR(a)	4,779	87,265
Kingdee International Software Group Co. Ltd.(a)	10,000	33,297
Kuaishou Technology(a)(c)	8,900	94,987
Lenovo Group Ltd.	38,000	49,599
Li Ning Co. Ltd.	9,000	103,732
Logan Group Co. Ltd.	52,000	54,265
LONGi Green Energy Technology Co. Ltd., Class A	5,460	69,557
Meituan, Class B(a)(c)	31,600	1,008,717
Metallurgical Corp. of China Ltd., Class H	94,000	28,773
NetEase, Inc.	3,200	54,145
NetEase, Inc., ADR	5,480	467,992
NIO, Inc., ADR(a)	474	16,889
PetroChina Co. Ltd., Class A	73,979	68,611
Pinduoduo, Inc., ADR(a)	1,413	128,117
Ping An Insurance Group Co. of China Ltd., Class A	32,000	239,149
Ping An Insurance Group Co. of China Ltd., Class H	16,000	109,430
Postal Savings Bank of China Co. Ltd., Class A	42,700	33,438
Postal Savings Bank of China Co. Ltd., Class H(c)	179,000	123,054
Shanghai Putailai New Energy Technology Co. Ltd., Class A	700	18,627
Shenzhen Inovance Technology Co. Ltd., Class A	11,700	113,962
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	12,902	771,858
Shui On Land Ltd.	75,000	11,238
Sinotruk Hong Kong Ltd.	26,000	38,513
Sunac China Holdings Ltd.	171,000	364,483
Tencent Holdings Ltd.	51,600	3,080,454
Uni-President China Holdings Ltd.	42,000	39,866
Up Fintech Holding Ltd., ADR(a)	2,374	25,141
Vipshop Holdings Ltd., ADR(a)	8,635	96,194
WuXi AppTec Co. Ltd., Class H(c)	2,616	60,900
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	7,200	77,043
XPeng, Inc., ADR(a)	11,707	416,067
Xtep International Holdings Ltd.	8,500	11,935
Yadea Group Holdings Ltd.(c)	64,000	104,536
Yunnan Aluminium Co. Ltd., Class A(a)	7,400	17,020
Zhejiang Huayou Cobalt Co. Ltd., Class A	6,800	108,624
Zijin Mining Group Co. Ltd., Class A	36,100	56,055

		15,335,092

Czech Republic — 0.0%
CEZ A/S	3,514	114,449

Denmark — 1.0%
AP Moeller - Maersk A/S, Class A	142	365,940
AP Moeller - Maersk A/S, Class B	616	1,667,566
Carlsberg A/S, Class B	305	49,759
Chr Hansen Holding A/S	768	62,732
Coloplast A/S, Class B	2,172	339,619
FLSmidth & Co. A/S	558	19,487
Genmab A/S(a)	604	263,901

Security	Shares	Value

Denmark (continued)
ISS A/S(a)	1,111	$23,483
Jyske Bank AS(a)	965	41,606
Novo Nordisk A/S, Class B	16,914	1,630,332
Novozymes A/S, B Shares	2,573	176,382

		4,640,807

Finland — 1.2%
Kone OYJ, Class B	27,455	1,928,668
Nokia OYJ(a)	163,550	902,028
Nordea Bank Abp	195,110	2,514,241
UPM-Kymmene OYJ	12,207	432,057

		5,776,994

France — 2.2%
Amundi SA(c)	669	56,267
AXA SA	16,838	466,636
BNP Paribas SA	3,267	209,025
Elis SA(a)	1,325	25,432
Engie SA	39,417	515,700
Hermes International	1,058	1,459,759
Kering SA	946	671,906
Legrand SA	7,861	842,303
L’Oreal SA	4,161	1,721,838
LVMH Moet Hennessy Louis Vuitton SE	2,870	2,055,677
Pernod Ricard SA	1,918	422,848
Rexel SA	34,929	673,016
Rubis SCA	4,817	166,779
Schneider Electric SE	767	127,747
Societe Generale SA	15,561	487,290
Sodexo SA(a)	543	47,456
SPIE SA	5	113
Teleperformance	38	14,947
Valeo SA	15,452	431,232

		10,395,971

Germany — 2.5%
Adidas AG	2,527	794,126
Allianz SE, Registered Shares	2,642	591,928
BASF SE	961	72,854
Bayer AG, Registered Shares	7,426	403,050
Bayerische Motoren Werke AG	7,400	702,844
Beiersdorf AG	10,832	1,168,773
Covestro AG(c)	1,445	98,478
Deutsche Post AG, Registered Shares	23,539	1,476,125
Evonik Industries AG	7,018	220,065
Fielmann AG	1,057	70,299
Freenet AG	1,283	33,570
HelloFresh SE(a)	5,945	547,933
Hochtief AG	445	35,478
HUGO BOSS AG	1,609	96,379
Jenoptik AG	4	135
MorphoSys AG(a)	478	22,627
MTU Aero Engines AG	524	117,807
ProSiebenSat.1 Media SE	1,048	19,147
Rheinmetall AG	3,046	297,528
SAP SE	9,519	1,287,246
Siemens AG, Registered Shares	10,571	1,728,898
TUI AG(a)	7	30
Volkswagen AG	215	66,307

2	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Wacker Chemie AG	363	$67,524
Zalando SE(a)(c)	19,714	1,797,946

		11,717,097

Greece — 0.0%
Star Bulk Carriers Corp.	1,059	25,458

Hong Kong — 0.8%
AIA Group Ltd.	153,200	1,762,474
ASM Pacific Technology Ltd.	1,400	15,283
Cathay Pacific Airways Ltd.(a)	30,000	25,062
CK Asset Holdings Ltd.	3,832	22,110
Hang Seng Bank Ltd.	12,700	217,536
Kerry Properties Ltd.	7,500	19,728
Link REIT	76,200	652,527
MTR Corp. Ltd.	19,500	104,947
Orient Overseas International Ltd.	1,500	25,942
Shenzhen Investment Ltd.	76,000	19,051
Swire Pacific Ltd., Class A	10,000	59,170
Swire Properties Ltd.	85,000	213,137
Techtronic Industries Co. Ltd.	20,500	405,112
Towngas China Co. Ltd.	27,000	16,831
Yuexiu Property Co. Ltd.	23,600	22,113

		3,581,023

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	87,837	729,735
OTP Bank Nyrt(a)	7,999	468,046

		1,197,781

India — 1.7%
Asian Paints Ltd.	12,000	523,090
City Union Bank Ltd.	6,503	13,745
HDFC Bank Ltd.	72,899	1,558,453
HDFC Life Insurance Co. Ltd.(c)	32,845	318,910
Housing Development Finance Corp. Ltd.	38,768	1,432,783
ICICI Bank Ltd.	3,103	29,158
ICICI Prudential Life Insurance Co. Ltd.(c)	8,461	76,386
IndusInd Bank Ltd.	6,314	93,749
Infosys Ltd.	9,334	209,270
InterGlobe Aviation Ltd.(a)(c)	1,571	42,690
ITC Ltd.	26,244	83,208
KEC International Ltd.	2,445	14,555
Kotak Mahindra Bank Ltd.	33,094	890,640
L&T Finance Holdings Ltd.(a)	21,198	25,793
Oil & Natural Gas Corp. Ltd.	23,844	46,097
SBI Life Insurance Co. Ltd.(c)	22,819	373,324
State Bank of India	18,180	110,204
Tata Consultancy Services Ltd.	36,647	1,857,206
Titan Co. Ltd.	1,474	42,780
TVS Motor Co. Ltd.	4,578	33,718
Wipro Ltd.	13,413	113,936

		7,889,695

Ireland — 1.7%
Accenture PLC, Class A	9,475	3,031,242
Allegion plc	8,087	1,068,940
CRH PLC	1,955	91,740
Experian PLC	26,341	1,103,428
Flutter Entertainment PLC(a)	2,813	555,043
James Hardie Industries PLC	15,176	538,311
Kingspan Group PLC	3,836	382,638

Security	Shares	Value

Ireland (continued)
Medtronic PLC	5,936	$744,078
Seagate Technology Holdings PLC	181	14,936
Trane Technologies PLC	2,611	450,789

		7,981,145

Israel — 0.8%
Bank Hapoalim BM	77,966	684,823
Check Point Software Technologies Ltd.(a)	11,338	1,281,648
Global-e Online Ltd.(a)	355	25,489
Israel Discount Bank Ltd., Class A(a)	46,604	246,015
Nice Ltd.(a)	1,048	296,754
Playtika Holding Corp.(a)	2,268	62,665
Teva Pharmaceutical Industries Ltd.(a)	20,204	198,176
Teva Pharmaceutical Industries Ltd., ADR(a)	108,520	1,056,985
ZIM Integrated Shipping Services Ltd.	945	47,911

		3,900,466

Italy — 0.1%
Amplifon SpA	356	16,919
Banca Mediolanum SpA	2,056	22,139
BPER Banca	27,797	61,879
Enel SpA	8,838	67,834
Intesa Sanpaolo SpA	54,644	154,696
Italgas SpA	3,565	22,795
Mediobanca Banca di Credito Finanziario SpA(a)	5,423	65,581
Pirelli & C SpA(c)	4,141	24,226
Telecom Italia SpA/Milano	386,204	151,010
Unipol Gruppo SpA	9,234	53,666

		640,745

Japan — 4.8%
Aisin Corp.	10,200	369,615
Alps Alpine Co. Ltd.	24,100	261,131
Amada Co. Ltd.	37,100	382,689
Asahi Kasei Corp.	35,500	380,420
Benesse Holdings, Inc.	1,800	40,703
Bridgestone Corp.	22,700	1,073,964
Calbee, Inc.	2,300	55,973
Canon, Inc.	7,000	171,276
Chugai Pharmaceutical Co. Ltd.	3,200	117,100
Chugoku Electric Power Co., Inc.	2,500	22,804
CyberAgent, Inc.	2,100	40,514
Daifuku Co. Ltd.	800	75,029
Daikin Industries Ltd.	1,200	261,646
Disco Corp.	900	252,079
DMG Mori Co. Ltd.	1,600	30,334
FANUC Corp.	3,300	723,564
Fast Retailing Co. Ltd.	800	590,012
Fuji Media Holdings, Inc.	4,200	44,444
Honda Motor Co. Ltd.	9,000	276,694
Inpex Corp.	2,200	17,130
ITOCHU Corp.	2,500	72,815
Japan Post Holdings Co. Ltd.	15,800	132,810
Japan Tobacco, Inc.	115,900	2,270,974
Kaneka Corp.	600	25,061
Kao Corp.	7,800	464,206
KDDI Corp.	5,900	194,246
Keyence Corp.	1,700	1,014,681
Kirin Holdings Co. Ltd.	1,400	25,984
Koito Manufacturing Co. Ltd.	500	30,067
Konica Minolta, Inc.	7,800	41,852

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Lawson, Inc.	3,000	$147,367
Lintec Corp.	700	15,988
Mitsubishi Chemical Holdings Corp.	4,300	39,146
Mitsubishi HC Capital, Inc.	31,100	162,618
Mitsubishi Materials Corp.	4,000	77,800
Nikon Corp.	38,900	431,920
Nippon Shokubai Co. Ltd.	700	36,001
Nippon Telegraph & Telephone Corp.	14,400	399,012
Nippon Television Holdings, Inc.	2,800	31,618
Nitto Denko Corp.	2,100	149,492
Olympus Corp.	2,800	61,286
Pigeon Corp.	1,800	41,846
Recruit Holdings Co. Ltd.	35,300	2,157,741
Relo Group, Inc.	800	16,511
Ricoh Co. Ltd.	54,500	557,658
Seiko Epson Corp.	2,400	48,456
Sekisui House Ltd.	1,600	33,506
Showa Denko KK	1,300	31,633
SMC Corp.	500	311,955
Softbank Corp.	20,700	280,791
SoftBank Group Corp.	8,500	491,175
Subaru Corp.	5,200	96,095
Sumitomo Chemical Co. Ltd.	380,000	1,972,295
Sumitomo Corp.	23,600	332,451
Sumitomo Heavy Industries Ltd.	1,400	36,487
Sumitomo Mitsui Financial Group, Inc.	5,000	175,897
Sumitomo Rubber Industries Ltd.	47,500	602,662
Suntory Beverage & Food Ltd.	3,300	136,803
Takeda Pharmaceutical Co. Ltd.	74,600	2,460,515
Teijin Ltd.	8,800	125,082
Terumo Corp.	8,400	396,634
Tokyo Electron Ltd.	900	397,601
Toshiba Corp.	2,600	109,437
Yamada Holdings Co. Ltd.	74,500	312,869
Yamazaki Baking Co. Ltd.	1,600	27,825
Zeon Corp.	8,100	114,025
ZOZO, Inc.	1,000	37,465

		22,317,480

Luxembourg — 0.0%
APERAM SA	3	166
RTL Group SA(a)	2,957	175,586
SES SA	17	151

		175,903

Malaysia — 0.6%
AirAsia Group BHD(a)	155,600	39,026
CIMB Group Holdings Bhd	265,500	301,923
Hartalega Holdings Bhd	18,100	26,589
Hong Leong Bank Bhd	3,200	14,446
Inari Amertron Bhd	15,900	13,910
Kossan Rubber Industries	69,100	38,128
Malayan Banking Bhd	297,100	571,278
MR DIY Group M BHD(c)	16,400	15,278
Press Metal Aluminium Holdings BHD	138,800	190,305
Public Bank Bhd	1,248,100	1,213,369
QL Resources BHD	18,750	24,095
RHB Bank Bhd	11,900	15,473
Supermax Corp. Bhd	146,528	83,650

Security	Shares	Value

Malaysia (continued)
Telekom Malaysia Bhd	92,200	$125,451
Tenaga Nasional Bhd	143,800	331,849

		3,004,770

Mexico — 0.1%
America Movil SAB de CV, Series L	293,925	260,014
Cemex SAB de CV(a)	51,147	36,896
Fomento Economico Mexicano SAB de CV	7,365	63,950
Grupo Financiero Banorte SAB de CV, Class O	16,826	108,065
Megacable Holdings SAB de CV, CPO	6,900	21,093
Orbia Advance Corp. SAB de CV	12,300	31,528

		521,546

Netherlands — 1.5%
ABN AMRO Bank NV(a)(c)	18,305	264,093
Akzo Nobel NV	2,457	268,463
ASML Holding NV	1,251	934,570
ASR Nederland NV	587	26,853
Heineken NV	5,589	583,351
JDE Peet’s NV	6,214	185,708
Just Eat Takeaway.com NV(a)(c)	629	45,957
Koninklijke Ahold Delhaize NV	12,130	403,906
Koninklijke Philips NV	4,027	178,907
NXP Semiconductors NV	1,936	379,204
Randstad NV	19,090	1,285,274
Royal Dutch Shell PLC, A Shares	52,524	1,168,091
Royal Dutch Shell PLC, B Shares	25,892	573,679
Signify NV(c)	10,911	546,168
Stellantis NV	5,184	98,657
Wereldhave NV	1	14
Wolters Kluwer NV	1,632	172,986

		7,115,881

New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	11,107	244,306

Norway — 0.5%
DNB Bank ASA	21,274	483,658
Equinor ASA	77,058	1,959,647
Telenor ASA	1,971	33,176

		2,476,481

Peru — 0.2%
Southern Copper Corp.	17,574	986,604

Poland — 0.0%
PGE Polska Grupa Energetyczna SA(a)	9,153	20,456

Portugal — 0.0%
Galp Energia SGPS SA	4,744	53,882

Russia — 0.1%
Alrosa AO(a)	18,331	33,405
LUKOIL PJSC	2,916	275,927
Novatek PJSC, GDR, Registered Shares(d)	187	48,961
Tatneft PJSC	9,936	71,751

		430,044

Saudi Arabia — 0.4%
Al Rajhi Bank	23,573	768,024
Riyad Bank	2,736	19,696
Saudi Arabian Mining Co.(a)	2,637	58,674
Saudi Arabian Oil Co.(c)	88,147	845,335

4	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Saudi National Bank	9,230	$151,098
Saudi Telecom Co.	2,705	91,592

		1,934,419

Singapore — 0.1%
Jardine Cycle & Carriage Ltd.	16,300	231,189
United Overseas Bank Ltd.	4,200	79,454

		310,643

South Africa — 0.4%
AngloGold Ashanti Ltd.	1,768	28,325
Bidvest Group Ltd.	1,879	24,456
Capitec Bank Holdings Ltd.	266	32,133
FirstRand Ltd.	28,024	120,052
Gold Fields Ltd.	3,206	26,280
Investec Ltd.	3,945	17,146
Naspers Ltd., N Shares	7,919	1,308,850
Standard Bank Group Ltd.	6,217	58,871

		1,616,113

South Korea — 1.0%
Dongkuk Steel Mill Co. Ltd.	1,114	17,265
Hugel, Inc.(a)	97	14,028
Hyundai Mobis Co. Ltd.	271	57,186
Kakao Corp.	3,079	302,814
Korea Gas Corp.(a)	1,510	62,045
KT Corp.	2,538	69,413
LG Chem Ltd.	1,539	998,149
NAVER Corp.	4,100	1,330,315
Osstem Implant Co. Ltd.	218	24,395
Samsung Electronics Co. Ltd.	18,843	1,168,164
Samsung Engineering Co. Ltd.(a)	2,378	50,611
Shinhan Financial Group Co. Ltd.	1,034	34,928
SillaJen, Inc.(a)(e)	770	5,508
SK Innovation Co. Ltd.(a)	1,662	365,907
S-Oil Corp.	705	64,751

		4,565,479

Spain — 0.0%
Fluidra SA	688	27,274

Sweden — 1.7%
Assa Abloy AB, Class B	29,388	852,446
Atlas Copco AB, A Shares	32,854	1,983,910
Atlas Copco AB, B Shares	2,018	102,568
Castellum AB	5	122
Electrolux AB, Series B	1,626	37,567
Elekta AB, -B Shares	11,013	123,335
H & M Hennes & Mauritz AB, B Shares(a)	67,628	1,368,900
Husqvarna AB, B Shares	4,928	58,870
Indutrade AB	294	8,176
Intrum AB	6	163
Investment AB Latour, B Shares	613	18,969
Investor AB, B Shares	446	9,591
Loomis AB	2,182	59,221
Lundin Energy AB	584	21,679
Pandox AB(a)	6	95
Saab AB	9,867	279,331
SKF AB, B Shares	9,476	223,455
Spotify Technology SA(a)	1,604	361,445
SSAB AB, -A Shares(a)	6,262	30,720

Security	Shares	Value

Sweden (continued)
Swedish Match AB	124,314	$1,088,585
Telefonaktiebolaget LM Ericsson, B Shares	69,588	785,434
Trelleborg AB	18,102	384,291

		7,798,873

Switzerland — 1.9%
ABB Ltd., Registered Shares	1,045	34,957
Adecco Group AG, Registered Shares	2,320	116,245
Cie Financiere Richemont SA, Class A, Registered Shares	14,267	1,479,232
Dufry AG(a)	1,119	63,421
Givaudan SA, Registered Shares	159	724,895
Kuehne + Nagel International AG, Registered Shares	592	202,110
Novartis AG, Registered Shares	32,382	2,655,297
Roche Holding AG	348	127,010
Sika AG, Registered Shares	11,237	3,552,836
Temenos AG, Registered Shares	137	18,684

		8,974,687

Taiwan — 2.3%
ASE Technology Holding Co. Ltd.	26,000	100,589
ASPEED Technology, Inc.	1,000	82,356
AU Optronics Corp.	65,000	40,750
Cathay Financial Holding Co. Ltd.	154,595	318,741
China Life Insurance Co. Ltd.	11,000	11,400
China Steel Corp.	40,000	51,761
CTBC Financial Holding Co. Ltd.	493,000	403,466
Delta Electronics, Inc.	56,000	501,769
Eva Airways Corp.(a)	847,000	569,523
Evergreen Marine Corp. Taiwan Ltd.	84,000	373,175
Fubon Financial Holding Co. Ltd.	20,900	57,116
Hon Hai Precision Industry Co. Ltd.	21,000	78,385
Largan Precision Co. Ltd.	1,000	77,910
MediaTek, Inc.	63,000	2,027,811
momo.com Inc.	1,300	75,343
Nanya Technology Corp.	45,000	105,079
Novatek Microelectronics Corp.	8,000	116,231
Parade Technologies Ltd.	3,000	175,606
Primax Electronics Ltd.	21,000	38,326
Realtek Semiconductor Corp.	22,000	387,594
Taiwan Semiconductor Manufacturing Co. Ltd.	200,000	4,136,417
Tung Ho Steel Enterprise Corp.	50,000	73,098
Uni-President Enterprises Corp.	302,000	737,830
USI Corp.	15,000	20,298
Visual Photonics Epitaxy Co. Ltd.	7,000	29,263
Wisdom Marine Lines Co. Ltd.	28,000	81,305

		10,671,142

Thailand — 0.0%
Gulf Energy Development PCL	11,000	13,492
Kasikornbank PCL, NVDR	31,100	121,164
Precious Shipping PCL, NVDR	34,100	20,258

		154,914

Turkey — 0.1%
Arcelik AS	8,421	30,744
Koza Altin Isletmeleri AS(a)	1,255	13,439
Turk Hava Yollari AO(a)	22,227	35,062
Turkcell Iletisim Hizmetleri A/S	209,645	359,714

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Turkiye Garanti Bankasi A/S	70,590	$73,175
Yapi ve Kredi Bankasi AS	57,729	15,645

		527,779

United Kingdom — 3.2%
Anglo American PLC	25,972	916,147
Aviva PLC	40,388	214,051
Babcock International Group PLC(a)	5	25
Bellway PLC	471	20,774
BP PLC	525,662	2,394,313
British American Tobacco PLC	116,693	4,078,947
Capri Holdings Ltd.(a)	1,559	75,471
Compass Group PLC(a)	18,359	375,463
Diageo PLC	21,239	1,028,286
Direct Line Insurance Group PLC	23,450	91,504
Dunelm Group PLC	8	153
HomeServe PLC	13,288	161,944
Howden Joinery Group PLC	2,790	33,588
HSBC Holdings PLC	57,535	300,832
IG Group Holdings PLC	7,079	76,497
Imperial Brands PLC	20,679	432,535
Intertek Group PLC	3,947	263,925
ITV PLC(a)	22,816	32,631
J Sainsbury PLC	16,372	62,750
Janus Henderson Group PLC	2,232	92,249
JD Sports Fashion PLC	9,997	140,493
John Wood Group PLC(a)	23,805	73,541
Johnson Matthey PLC	9,363	335,916
Kingfisher PLC	140,146	632,601
Lloyds Banking Group PLC	754,062	469,344
Marks & Spencer Group PLC(a)	16,516	40,541
Micro Focus International PLC	94,999	522,525
Phoenix Group Holdings PLC	7,904	68,332
Redrow PLC	2,244	20,152
RELX PLC	5,763	165,895
Rentokil Initial PLC	72,263	567,467
Rightmove PLC	79,406	729,521
Royal Mail PLC	9,195	52,001
Smiths Group PLC	4,091	78,886
Tate & Lyle PLC	2,260	21,066
Vistry Group PLC	1,442	23,743
WH Smith PLC(a)	1,871	42,966
WM Morrison Supermarkets PLC	16,934	67,196
WPP PLC	15,761	211,159

		14,915,430

United States — 57.3%
3M Co.	4,049	710,276
Abbott Laboratories	968	114,350
AbbVie, Inc.	14,564	1,571,019
ABIOMED, Inc.(a)	444	144,531
Adobe, Inc.(a)	4,244	2,443,356
Advanced Micro Devices, Inc.(a)	17,862	1,838,000
AES Corp.	4,029	91,982
Agilent Technologies, Inc.	19,820	3,122,245
Alexandria Real Estate Equities, Inc.	226	43,182
Align Technology, Inc.(a)	5,465	3,636,575
Alleghany Corp.(a)	2,187	1,365,585
Ally Financial, Inc.	3,379	172,498
Alphabet, Inc., Class A(a)	2,787	7,451,100
Alphabet, Inc., Class C(a)	2,618	6,977,782

Security	Shares	Value

United States (continued)
Altice USA, Inc., Class A(a)	11,577	$239,875
Altria Group, Inc.	534	24,308
Amazon.com, Inc.(a)	2,756	9,053,570
Amcor PLC	1,917	22,218
American Eagle Outfitters, Inc.	4,127	106,477
American Electric Power Co., Inc.	5,110	414,830
American Express Co.	11,854	1,985,901
American International Group, Inc.	2,532	138,981
Ameriprise Financial, Inc.	1,117	295,022
Amgen, Inc.	5,116	1,087,917
Anthem, Inc.	2,767	1,031,538
Apple, Inc.	128,622	18,200,013
Applied Materials, Inc.	3,407	438,583
Arista Networks, Inc.(a)	549	188,658
AT&T, Inc.	106,113	2,866,112
Atlassian Corp. PLC, Class A(a)	3,962	1,550,806
Bank of New York Mellon Corp.	9,424	488,540
Bausch Health Cos., Inc.(a)	2,139	59,647
Berkshire Hathaway, Inc., Class A(a)	1	411,379
Berkshire Hathaway, Inc., Class B(a)	6,661	1,818,053
Biogen, Inc.(a)	1,759	497,779
BioMarin Pharmaceutical, Inc.(a)	4,346	335,902
Bio-Rad Laboratories, Inc., Class A(a)	199	148,444
Blackstone Mortgage Trust, Inc., Class A	6,472	196,231
Booking Holdings, Inc.(a)	586	1,391,088
BorgWarner, Inc.	16,696	721,434
Boston Scientific Corp.(a)	5,054	219,293
Boyd Gaming Corp.(a)	1,271	80,403
Brighthouse Financial, Inc.(a)	5,477	247,725
Bristol-Myers Squibb Co.	78,911	4,669,164
Brixmor Property Group, Inc.	3,575	79,043
Broadcom, Inc.	35	16,973
Brown & Brown, Inc.	1,704	94,487
Bruker Corp.	863	67,400
C.H. Robinson Worldwide, Inc.	2,014	175,218
Capital One Financial Corp.	8,868	1,436,350
Carter’s, Inc.	1,970	191,563
Caterpillar, Inc.	3,335	640,220
CBRE Group, Inc., Class A(a)	8,780	854,821
Cerner Corp.	3,096	218,330
Chegg, Inc.(a)	842	57,273
Chemours Co.	1,681	48,850
Chesapeake Energy Corp	476	29,317
Chevron Corp.	17,441	1,769,389
Ciena Corp.(a)	962	49,399
Cigna Corp.	8,951	1,791,632
Cisco Systems, Inc.	4,888	266,054
Citigroup, Inc.	13,416	941,535
Clean Harbors, Inc.(a)	579	60,141
CME Group, Inc.	1,671	323,138
CMS Energy Corp.	9,966	595,269
Colgate-Palmolive Co.	3,284	248,205
Columbia Sportswear Co.	929	89,035
Comcast Corp., Class A	16,009	895,383
Consolidated Edison, Inc.	26,539	1,926,466
Continental Resources, Inc.	490	22,613
Costco Wholesale Corp.	3,619	1,626,198
Coursera, Inc.(a)	837	26,491
Credit Acceptance Corp.(a)	207	121,157
Crocs, Inc.(a)	841	120,667

6	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Crowdstrike Holdings, Inc., Class A(a)	105	$25,807
Crown Castle International Corp	5,856	1,014,962
Crown Holdings, Inc.	1,698	171,124
Cummins, Inc.	6,803	1,527,682
CVS Health Corp.	28,714	2,436,670
D.R. Horton, Inc.	2,443	205,139
Danaher Corp.	2,316	705,083
Deckers Outdoor Corp.(a)	181	65,196
Deere & Co.	6,412	2,148,469
Dell Technologies, Inc., Class C(a)	1,689	175,724
Devon Energy Corp.	9,507	337,594
Diamondback Energy, Inc.	338	31,998
Dick’s Sporting Goods, Inc.	2,542	304,455
Donaldson Co., Inc.	3,655	209,834
DTE Energy Co.	12,314	1,375,597
Duke Energy Corp.	17,780	1,735,150
Eli Lilly & Co.	2,378	549,437
Emerson Electric Co.	3,045	286,839
EOG Resources, Inc.	18,896	1,516,782
Equifax, Inc.	5,074	1,285,853
Equitable Holdings, Inc.	875	25,935
Equity Residential	5,140	415,929
Essent Group Ltd.	12,843	565,220
Estee Lauder Cos., Inc., Class A	569	170,660
Etsy, Inc.(a)	368	76,529
Everest Re Group Ltd.	522	130,907
Expeditors International of Washington, Inc.	4,309	513,331
Extra Space Storage, Inc.	216	36,286
Exxon Mobil Corp.	790	46,468
Facebook, Inc., Class A(a)	11,902	4,039,420
Fidelity National Financial, Inc.	3,607	163,541
Fidelity National Information Services, Inc.	27,861	3,390,126
First American Financial Corp.	1,359	91,121
First Horizon Corp.	4,090	66,626
FirstEnergy Corp.	1,211	43,136
Flowserve Corp.	919	31,862
Foot Locker, Inc.	1,465	66,892
Ford Motor Co.(a)	23,586	333,978
Fox Corp., Class A	576	23,103
Fox Corp., Class B	1,145	42,502
Gap, Inc.	774	17,570
Gartner, Inc.(a)	3,948	1,199,718
General Dynamics Corp.	120	23,524
Genuine Parts Co.	21,590	2,617,356
Gilead Sciences, Inc.	11,052	771,982
Global Payments, Inc.	213	33,565
Globus Medical, Inc., Class A(a)	249	19,078
H&R Block, Inc.	9,350	233,750
Halliburton Co.	1,078	23,306
Hanesbrands, Inc.	3,626	62,222
Hanover Insurance Group, Inc.	297	38,497
Harley-Davidson, Inc.	998	36,537
Hartford Financial Services Group, Inc.	1,494	104,953
Henry Schein, Inc.(a)	599	45,620
Hewlett Packard Enterprise Co.	54,045	770,141
Hologic, Inc.(a)	11,209	827,336
Honeywell International, Inc.	14,406	3,058,106
HubSpot, Inc.(a)	1,637	1,106,759
IDEXX Laboratories, Inc.(a)	3,437	2,137,470
Illumina, Inc.(a)	545	221,057
Ingersoll Rand, Inc.(a)	255	12,855

Security	Shares	Value

United States (continued)
Intel Corp.	52,807	$2,813,557
Interactive Brokers Group, Inc., Class A	2,792	174,053
Intercontinental Exchange, Inc.	945	108,505
International Business Machines Corp.	542	75,300
International Game Technology PLC(a)	3,415	89,883
Intuit, Inc.	8,492	4,581,519
Invesco Ltd.	21,699	523,163
Iron Mountain, Inc.	3,296	143,211
Jefferies Financial Group, Inc.	841	31,226
Johnson & Johnson	41,642	6,725,183
Jones Lang LaSalle, Inc.(a)	285	70,706
JPMorgan Chase & Co.	14,871	2,434,234
Kellogg Co.	1,030	65,838
Kimco Realty Corp.	2,475	51,356
Kinder Morgan, Inc.	99,132	1,658,478
KLA Corp.	168	56,198
Kohl’s Corp.	6,533	307,639
Laboratory Corp. of America Holdings(a)	1,150	323,656
Lennox International, Inc.	534	157,087
Levi Strauss & Co., Class A	3,237	79,339
LKQ Corp.(a)	3,116	156,797
Lockheed Martin Corp.	10,041	3,465,149
Lowe’s Cos., Inc.	11,903	2,414,643
M&T Bank Corp.	512	76,462
Manhattan Associates, Inc.(a)	1,680	257,090
ManpowerGroup, Inc.	401	43,420
Marathon Oil Corp.	1,088	14,873
Markel Corp.(a)	68	81,269
Marsh & McLennan Cos., Inc.	1,452	219,876
Martin Marietta Materials, Inc.	68	23,234
Masco Corp.	9,432	523,948
MasTec, Inc.(a)	679	58,584
Mastercard, Inc., Class A	4,199	1,459,908
Mattel, Inc.(a)	4,976	92,355
McDonald’s Corp.	255	61,483
McKesson Corp.	824	164,289
Medical Properties Trust, Inc.	29,403	590,118
Meritage Homes Corp.(a)	1,149	111,453
MetLife, Inc.	58,321	3,600,155
Mettler-Toledo International, Inc.(a)	633	871,869
Microsoft Corp.	44,068	12,423,651
Moderna, Inc.(a)	1,811	696,981
Molina Healthcare, Inc.(a)	818	221,932
Molson Coors Beverage Co., Class B	937	43,458
Monolithic Power Systems, Inc.	2,453	1,188,920
Morgan Stanley	1,215	118,232
Motorola Solutions, Inc.	458	106,403
National Vision Holdings, Inc.(a)	7,841	445,134
NCR Corp.(a)	484	18,760
NetApp, Inc.	1,651	148,194
Netflix, Inc.(a)	643	392,449
New York Community Bancorp, Inc.	19,606	252,329
Nexstar Media Group, Inc., Class A	480	72,941
NiSource, Inc.	14,973	362,796
Nordstrom, Inc.(a)	788	20,843
Norfolk Southern Corp.	102	24,403
Northrop Grumman Corp.	3,639	1,310,586
NOV, Inc.(a)	3,160	41,428
nVent Electric PLC	701	22,663
NVIDIA Corp.	18,351	3,801,593
OGE Energy Corp.	2,691	88,695

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Okta, Inc.(a)	3,034	$720,090
Old Dominion Freight Line, Inc.	861	246,229
Omnicom Group, Inc.	665	48,186
OneMain Holdings, Inc.	1,542	85,319
O’Reilly Automotive, Inc.(a)	968	591,506
Otis Worldwide Corp.	15,690	1,290,973
Ovintiv Inc.	448	14,721
Owens Corning	221	18,895
PagerDuty, Inc.(a)	366	15,160
Parker-Hannifin Corp.	363	101,502
Paychex, Inc.	20,387	2,292,518
Paycom Software, Inc.(a)	512	253,824
PayPal Holdings, Inc.(a)	2,663	692,939
Penske Automotive Group, Inc.	426	42,856
Pfizer, Inc.	42,251	1,817,215
Philip Morris International, Inc.	1,306	123,796
Phillips 66	14,370	1,006,331
Pinnacle Financial Partners, Inc.	400	37,632
Pool Corp.	176	76,456
PotlatchDeltic Corp.	2	103
PPG Industries, Inc.	709	101,394
Procter & Gamble Co.	435	60,813
Prologis, Inc.	3,506	439,758
Public Storage	246	73,087
PVH Corp.(a)	294	30,220
Qualcomm, Inc.	2,493	321,547
Ralph Lauren Corp.	7,189	798,267
Rapid7, Inc.(a)	176	19,892
Red Rock Resorts, Inc., Class A(a)	669	34,266
Regeneron Pharmaceuticals, Inc.(a)	1,022	618,494
Regions Financial Corp.	757	16,132
Reinsurance Group of America, Inc.	264	29,373
Reliance Steel & Aluminum Co.	1,674	238,411
Republic Services, Inc.	24,326	2,920,580
RingCentral, Inc., Class A(a)	453	98,527
Roku, Inc.(a)	4,183	1,310,743
Ryder System, Inc.	5,822	481,538
S&P Global, Inc.	805	342,036
salesforce.com, Inc.(a)	7,333	1,988,856
Santander Consumer USA Holdings, Inc.	1,264	52,709
SBA Communications Corp.	7,769	2,568,198
Schlumberger NV	20,615	611,029
Service Corp. International	11,499	692,930
ServiceNow, Inc.(a)	4,061	2,527,038
Shake Shack, Inc., Class A(a)	180	14,123
Sherwin-Williams Co.	1,685	471,345
Signature Bank	880	239,606
Simon Property Group, Inc.	2,479	322,196
Sirius XM Holdings, Inc.	150,986	921,015
Skechers USA, Inc., Class A(a)	22,485	947,068
SL Green Realty Corp.	260	18,418
SLM Corp.	1,840	32,384
Snap, Inc., Class A(a)	11,022	814,195
Snap-on, Inc.	3,627	757,862
Southern Co.	61,853	3,833,030
SS&C Technologies Holdings, Inc.	1,154	80,088
Stanley Black & Decker, Inc.	5,997	1,051,334
Stifel Financial Corp.	2,266	153,997
Stitch Fix, Inc., Class A(a)	439	17,538

Security	Shares	Value

United States (continued)
Stryker Corp.	9,500	$2,505,340
SVB Financial Group(a)	36	23,288
Synovus Financial Corp.	338	14,835
T. Rowe Price Group, Inc.	2,144	421,725
Tandem Diabetes Care, Inc.(a)	2,174	259,532
Tapestry, Inc.	22,042	815,995
Tempur Sealy International, Inc.	1,962	91,056
Tesla, Inc.(a)	6,049	4,690,878
Texas Instruments, Inc.	10,440	2,006,672
Texas Pacific Land Corp.	16	19,350
Thermo Fisher Scientific, Inc.	570	325,658
Timken Co.	337	22,047
TJX Cos., Inc.	28,674	1,891,911
Travel + Leisure Co.	372	20,285
Travelers Cos., Inc.	24,427	3,713,148
TripAdvisor, Inc.(a)	522	17,670
Truist Financial Corp.	1,567	91,905
Twilio, Inc., Class A(a)	650	207,382
Twitter, Inc.(a)	6,067	366,386
U.S. Bancorp	9,877	587,089
Ubiquiti, Inc.	88	26,283
UGI Corp.	10,561	450,110
Ulta Beauty, Inc.(a)	1,611	581,442
Under Armour, Inc., Class A(a)	15,137	305,465
Union Pacific Corp.	1,033	202,478
United Parcel Service, Inc., Class B	5,995	1,091,689
UnitedHealth Group, Inc.	11,104	4,338,777
Valvoline, Inc.	759	23,666
Vertex Pharmaceuticals, Inc.(a)	538	97,588
VF Corp.	11,176	748,680
VICI Properties, Inc.	10,128	287,736
Visa, Inc., Class A	21,663	4,825,433
VMware, Inc., Class A(a)	2,823	419,780
Voya Financial, Inc.	23,610	1,449,418
W.R. Berkley Corp.	1,135	83,059
Walmart, Inc.	24,763	3,451,467
Waste Connections, Inc.	5,449	686,193
Waters Corp.(a)	212	75,748
Watsco, Inc.	36	9,526
Wells Fargo & Co.	25,189	1,169,021
Wendy’s Co.	13,399	290,490
WESCO International, Inc.(a)	142	16,375
Western Digital Corp.(a)	269	15,182
Whirlpool Corp.	231	47,092
Williams-Sonoma, Inc.	115	20,393
Willis Towers Watson PLC	3,563	828,255
Wintrust Financial Corp.	469	37,694
Workday, Inc., Class A(a)	9,436	2,357,962
Wyndham Hotels & Resorts, Inc.	385	29,718
Xerox Holdings Corp.	2,807	56,617
Xilinx, Inc.	1,066	160,955
XPO Logistics, Inc.(a)	6,181	491,884
Yum! Brands, Inc.	463	56,630
Zebra Technologies Corp., Class A(a)	419	215,961
Zendesk, Inc.(a)	1,741	202,635

8	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zillow Group, Inc., Class C(a)	652	$57,467
Zscaler, Inc.(a)	949	248,847

		268,775,011

Total Common Stocks — 97.4% (Cost: $394,232,799)		456,706,382

Preferred Securities

Preferred Stocks — 0.6%

Brazil — 0.2%
Azul SA, Preference Shares(a)	15,504	103,659
Banco Bradesco SA, Preference Shares	161,488	617,692
Braskem SA, Preference Shares, Class A(a)	4,443	48,413
Lojas Americanas SA, Preference Shares	13,932	12,331
Petroleo Brasileiro SA, Preference Shares	41,942	209,720

		991,815

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares	228	17,295
Fuchs Petrolub SE, Preference Shares	2,117	99,119
Henkel AG & Co. KGaA, Preference Shares	1,543	142,741
Sartorius AG, Preference Shares	583	371,143
Volkswagen AG, Preference Shares	4,147	924,377

		1,554,675

Total Preferred Securities — 0.6% (Cost: $2,493,084)		2,546,490

Total Long-Term Investments — 98.0% (Cost: $396,725,883)		459,252,872

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(f)(g)	8,411,249	8,411,249
SL Liquidity Series, LLC, Money Market Series, 0.13%(f)(g)(h)	714,951	715,166

		9,126,415

Security	Par (000)	Value

Time Deposits — 0.1%

Australia — 0.0%
Brown Brothers Harriman & Co., (0.23%), 10/01/21	AUD 34	$24,940

Europe — 0.0%
BNP Paribas SA, (0.78%), 10/01/21	EUR 79	91,689

Hong Kong — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 0.00%, 10/04/21	HKD 103	13,283

South Africa — 0.0%
Brown Brothers Harriman & Co., 3.50%, 10/01/21	ZAR 574	38,150

United Kingdom — 0.0%
Citibank NA, New York, 0.01%, 10/01/21	GBP 3	3,971

United States — 0.1%
Citibank NA, New York, 0.08%, 10/03/21	USD 140	140,473

		312,506

Total Short-Term Securities — 2.0% (Cost: $9,438,921)		9,438,921

Total Investments — 100.0% (Cost: $406,164,804)		468,691,793

Other Assets Less Liabilities — 0.0%		130,214

Net Assets — 100.0%		$468,822,007

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$15,097,478	$—	$(6,686,229	)(a)	$—	$—	$8,411,249	8,411,249	$102		$—
SL Liquidity Series, LLC, Money Market Series	1,213,407	—	(498,241	)(a)	7	(7)	715,166	714,951	292	(b)	—

					$7	$(7)	$9,126,415		$394		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Advantage Global Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	22	12/17/21	$2,494	$(105,573)
MSCI Emerging Markets Index	18	12/17/21	1,121	(39,470)
S&P 500 E-Mini Index	25	12/17/21	5,372	(175,836)

				$(320,879)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Argentina	$1,874,963	$—	$—	$1,874,963
Australia	—	3,005,201	—	3,005,201
Austria	—	19,292	—	19,292
Bangladesh	58,333	—	—	58,333
Belgium	—	269,975	—	269,975
Brazil	1,377,685	—	—	1,377,685
Canada	19,285,093	—	—	19,285,093
China	3,313,474	12,021,618	—	15,335,092
Czech Republic	114,449	—	—	114,449
Denmark	62,732	4,578,075	—	4,640,807
Finland	—	5,776,994	—	5,776,994
France	166,779	10,229,192	—	10,395,971
Germany	—	11,717,097	—	11,717,097
Greece	25,458	—	—	25,458
Hong Kong	213,137	3,367,886	—	3,581,023

10	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Hungary	$—	$1,197,781	$—	$1,197,781
India	—	7,889,695	—	7,889,695
Ireland	5,309,985	2,671,160	—	7,981,145
Israel	2,474,698	1,425,768	—	3,900,466
Italy	—	640,745	—	640,745
Japan	—	22,317,480	—	22,317,480
Luxembourg	—	175,903	—	175,903
Malaysia	2,216,164	788,606	—	3,004,770
Mexico	521,546	—	—	521,546
Netherlands	564,912	6,550,969	—	7,115,881
New Zealand	—	244,306	—	244,306
Norway	—	2,476,481	—	2,476,481
Peru	986,604	—	—	986,604
Poland	—	20,456	—	20,456
Portugal	—	53,882	—	53,882
Russia	—	430,044	—	430,044
Saudi Arabia	262,386	1,672,033	—	1,934,419
Singapore	—	310,643	—	310,643
South Africa	193,787	1,422,326	—	1,616,113
South Korea	—	4,559,971	5,508	4,565,479
Spain	—	27,274	—	27,274
Sweden	1,509,346	6,289,527	—	7,798,873
Switzerland	—	8,974,687	—	8,974,687
Taiwan	—	10,671,142	—	10,671,142
Thailand	13,492	141,422	—	154,914
Turkey	15,645	512,134	—	527,779
United Kingdom	533,326	14,382,104	—	14,915,430
United States	268,775,011	—	—	268,775,011
Preferred Securities
Preferred Stocks
Brazil	991,815	—	—	991,815
Germany	99,119	1,455,556	—	1,554,675
Short-Term Securities
Money Market Funds	8,411,249	—	—	8,411,249
Time Deposits	—	312,506	—	312,506

	$319,371,188	$148,599,931	$5,508	467,976,627

Investments Valued at NAV(a)				715,166

				$468,691,793

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(320,879)	$—	$—	$(320,879)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Advantage Global Fund, Inc.

Currency Abbreviation

AUD	Australian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SCA	Societe en Commandite par Actions

12	2021 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS